Subsequent Events	12 Months Ended
May 31, 2011
Subsequent Events
Subsequent Events
23.	SUBSEQUENT EVENTS

On 27 July, 2011, the Company submitted a request for arbitration to the China International Economic and Trade Arbitration Commission against the seller of Newave for the breach of contract and demanded full refund of the paid purchase consideration of US$1,792 from the former seller of Newave. The case was accepted in August 2011. Based on the opinion of legal counsel, the Company believes it is more likely than not to recoup the paid purchase consideration through the arbitration and the Company does not expect the arbitration to have material impact on the statement of operations.

In June and August 2011, the Company established two new school subsidiaries, Wulu Muqi New Oriental Short Training School and Tangshan New Oriental Short Training School, with share capital of US$386 and US$386 respectively.

On August 18, 2011, the Company effected a change in the ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of ADS conversion ratio change has been retroactively reflected in consolidated financial statements.